Document and Entity Information	Jul. 31, 2019
Prospectus:
Document Type	497
Document Period End Date	Jul. 31, 2019
Registrant Name	BNY Mellon Advantage Funds, Inc.
Entity Central Index Key	0000914775
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 31, 2019
Document Effective Date	Jul. 31, 2019
Prospectus Date	Mar. 01, 2019
BNY Mellon Global Real Return Fund | Class A
Prospectus:
Trading Symbol	DRRAX
BNY Mellon Global Real Return Fund | Class C
Prospectus:
Trading Symbol	DRRCX
BNY Mellon Global Real Return Fund | Class I
Prospectus:
Trading Symbol	DRRIX
BNY Mellon Global Real Return Fund | Class Y
Prospectus:
Trading Symbol	DRRYX